Exploration and Evaluation Assets (Schedule of Expenditures for Exploration and Evaluation Assets) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	$ 244,065,107	$ 221,330,931
NSR buy-down	2,456,400
Exploration expenses
Claim maintenance fees	443,802	490,455
Consulting	2,241,156	1,085,092
Data analysis	34,794	274,113
Drilling	3,637,829	8,771,435
Economic assessments	880,108	1,259,910
Engineering	1,158,663	147,665
Environmental and permitting	1,574,200	1,930,213
Equipment rental	77,668	193,709
Geological		39,442
Geotechnical	35,463	484,804
Hydrology	1,049,337	394,116
Lease payments	1,739,840	1,701,210
Metallurgy	818,703	749,040
Provision for site reclamation	22,015	1,078,871
Sampling and processing	1,057,874	771,180
Site development and reclamation	1,674,126	2,831,324
Supplies	257,581	493,281
Vehicle		38,316
Total Exploration expenses	19,159,559	22,734,176
Balance Ending	263,224,666	244,065,107
Railroad-Pinion Project [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	204,440,179	181,996,057
NSR buy-down	2,456,400
Exploration expenses
Claim maintenance fees	361,599	399,726
Consulting	2,191,872	1,068,158
Data analysis	34,794	274,113
Drilling	3,637,829	8,771,435
Economic assessments	880,108	1,259,910
Engineering	1,158,663	147,665
Environmental and permitting	1,561,447	1,872,415
Equipment rental	77,668	193,709
Geological		39,442
Geotechnical	35,463	484,804
Hydrology	1,049,337	394,116
Lease payments	1,617,229	1,579,111
Metallurgy	818,703	749,040
Provision for site reclamation	22,015	1,078,871
Sampling and processing	1,057,874	771,180
Site development and reclamation	1,674,126	2,828,830
Supplies	256,795	493,281
Vehicle		38,316
Total Exploration expenses	18,891,922	22,444,122
Balance Ending	223,332,101	204,440,179
Lewis Gold Project [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	39,624,928	39,334,874
NSR buy-down
Exploration expenses
Claim maintenance fees	82,203	90,729
Consulting	49,284	16,934
Data analysis
Drilling
Economic assessments
Engineering
Environmental and permitting	12,753	57,798
Equipment rental
Geological
Geotechnical
Hydrology
Lease payments	122,611	122,099
Metallurgy
Provision for site reclamation
Sampling and processing
Site development and reclamation		2,494
Supplies	786
Vehicle
Total Exploration expenses	267,637	290,054
Balance Ending	$ 39,892,565	$ 39,624,928